Inventory, net	12 Months Ended
Dec. 31, 2018
Inventory Disclosure [Abstract]
Inventory Disclosure [Text Block]

3. Inventory, net

Inventory consisted of the following:

	December 31,
	2017	2018
Raw materials	$129,970	$63,830
Finished goods and merchandise goods	1,386,313	1,630,419
	$1,516,283	$1,694,249

As of December 31, 2017 and 2018, a portion of finished goods, and merchandise goods, and certain raw materials were in excess of the Company’s current requirements based on the recent level of sales. The Company recorded inventory write-downs (reversals) of $470,069, $(117,585) and $41,929 for the years ended December 31, 2016,
2017 and 2018, respectively. Reversals in 2017 resulted from sales and disposal of previously impaired goods.